As filed with the Securities and Exchange Commission on July 15, 2002

                                          1933 Act File No. 333-93813
                                          1940 Act File No. 811-09761

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
                  Pre-Effective Amendment No.                              [ ]
                  Post-Effective Amendment No.     4                       [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
                  Amendment No.                    6
                        (Check appropriate box or boxes.)

                             POTOMAC INSURANCE TRUST
               (Exact name of Registrant as Specified in Charter)

                           500 Fifth Avenue, Suite 415
                            New York, New York 10110
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (914) 614-6320

                                Daniel D. O'Neill
                           500 Fifth Avenue, Suite 415
                            New York, New York 10110
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036

   Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b)
         [X] on July 22, 2002 pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1) [ ] on (date)
             pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2)
         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
         [ X ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           THE POTOMAC INSURANCE TRUST


                       CONTENTS OF REGISTRATION STATEMENT


This registration document is comprised of the following:

                  Cover Sheet

                  Contents of Registration Statement

                  Signature Page



The sole  purpose of this  filing is to delay the  effectiveness  of the Trust's
Post-Effective  Amendment  No. 2 to its  Registration  Statement  until July 22,
2002.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 the and has duly caused this Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on July 15, 2002. No other material event requiring disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                POTOMAC INSURANCE TRUST


                                By:      Lawrence C. Rafferty*
                                        ------------------------------
                                         Lawrence C. Rafferty
                                         Chief Executive Officer
Attest:


/s/ Mark D. Edwards
-----------------------------
Mark D. Edwards
Chief Financial Officer


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 4 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                       Title                            Date

Lawrence C. Rafferty*           Chief Executive Officer          July 15, 2002
--------------------------
Lawrence C. Rafferty

Jay F. Higgins*                 Trustee                          July 15, 2002
--------------------------
Jay F. Higgins

Daniel J. Byrne*                Trustee                          July 15, 2002
--------------------------
Daniel J. Byrne

Richard Jackson*                Trustee                          July 15, 2002
--------------------------
Richard Jackson

Gerald E. Shanley III*          Trustee                          July 15, 2002
--------------------------
Gerald E. Shanley III

/s/ Mark D. Edwards             Chief Financial Officer          July 15, 2002
--------------------------
Mark D. Edwards


*By:  /s/ Robert J. Zutz
      --------------------------
       Robert J. Zutz, Attorney-In-Fact